Fair Value Disclosures	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Disclosures
Fair Value Disclosures
The Company determines fair value based on quoted prices when available or through the use of alternative approaches, such as discounting the expected cash flows using market interest rates commensurate with the credit quality and duration of the investment. U.S. GAAP defines three levels of inputs that may be used to measure fair value:
Level 1 - Quoted prices in active markets for identical assets and liabilities that the reporting entity has the ability to access at the measurement date
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset and liability or can be corroborated with observable market data for substantially the entire contractual term of the asset or liability
Level 3 - Unobservable inputs that reflect the entity’s own assumptions about the data inputs that market participants would use in the pricing of the asset or liability and are consequently not based on market activity
The determination of where an asset or liability falls in the hierarchy requires significant judgment and considers factors specific to the asset or liability. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is the most significant to the fair value measurement in its entirety.
As of December 31, 2013, the Company’s available-for-sale and trading securities trade in active markets and therefore, due to the availability of quoted market prices in active markets are classified as Level 1 in the fair value hierarchy. As of December 31, 2012, the Company had no available-for-sale or trading securities.
A review of the fair value hierarchy classification is conducted on a quarterly basis. Changes in the type of inputs may result in a reclassification for certain assets. The Company assumes all transfers occur at the beginning of the quarterly reporting period in which they occur. There were no transfers between Level 1, Level 2 or Level 3 of the fair value hierarchy during the years ended December 31, 2013 and December 31, 2012.
Pursuant to the terms of the related purchase agreement, the Company is obligated to pay contingent consideration in connection with acquisitions made by First Allied. As of December 31, 2013, the Company had an estimated $2.2 million contingent consideration related to acquisitions made by First Allied.
The Company estimated the fair value of the contingent consideration at the close of the transactions using discounted cash flows. The Company evaluates the estimated fair value of the contingent consideration and any changes in fair value recognized in earnings. Accordingly, the contingent consideration is classified as Level 3 in the Company’s fair value hierarchy.
Amounts in the table below have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements. The Company’s fair value hierarchy for those assets measured at fair value on a recurring basis by product category as of December 31, 2013 are as follows (in thousands):

	Level 1	Level 2	Level 3	Total(1)
Assets:
Available-for-sale securities:
Mutual funds	$8,528	$—	$—	$8,528
Total available-for-sale	8,528	—	—	8,528
Trading securities:
Mutual funds	7,708	—	—	7,708
Total trading securities	7,708	—	—	7,708
Total	$16,236	$—	$—	$16,236

Liabilities:
Other liabilities:
Equity securities	$238	$—	$—	$238
State and municipal government obligations	51	—	—	51
Certificates of deposit	20	—	—	20
Contingent consideration	—	—	2,180	2,180
Total	$309	$—	$2,180	$2,489
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(1) Amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.
As of December 31, 2012, the Company had no available-for-sale or trading securities.
Amounts in the table below have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements. The following table presents changes during the period from September 25, 2013 to December 31, 2013 in Level 3 liabilities measured at fair value on a recurring basis, and the realized and unrealized losses related to the Level 3 liabilities in the consolidated statement of financial condition as of December 31, 2013 (in thousands):

	Fair value as of September 25, 2013	Net realized and unrealized losses	Other comprehensive income (loss)	Purchases	Issuances	Sales	Settlements	Transfers in	Transfers out	Fair value as of December 31, 2013(1)
Contingent consideration	$1,876	$9	$—	$305	$—	$—	$10	$—	$—	$2,180
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(1) Amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.
The net realized and unrealized losses are included in other expenses on the consolidated statement of income.
The following table presents information about the significant unobservable inputs used for recurring fair value measurements for certain Level 3 instruments as of December 31, 2013 (in thousands):

	Fair value	Valuation technique	Unobservable inputs
Liabilities:
Contingent consideration(1)	$2,180	Discounted cash flow	● Probability weighted projections of advisor retention during the measurement period
			● 2% discount rate
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(1) Amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.